Face Amount (000)		Value (000)
	CORPORATE OBLIGATIONS — 54.3%
Communication Services — 4.8%
	Comcast
$ 300	3.150%, 03/01/26	$335
	TWDC Enterprises 18 MTN
330	4.125%, 06/01/44	398
225	1.850%, 07/30/26	236
	Verizon Communications
325	4.329%, 09/21/28	394
	ViacomCBS
175	3.500%, 01/15/25	192

		1,555

Consumer Discretionary — 6.6%
	Amazon.com
350	4.800%, 12/05/34	482
	George Washington University
225	4.363%, 09/15/43	273
	Home Depot
325	5.875%, 12/16/36	489
	Lowe’s
200	3.650%, 04/05/29	231
	McDonald’s MTN
325	4.600%, 05/26/45	403
	Starbucks
225	2.450%, 06/15/26	244

		2,122

Consumer Staples — 3.7%
	Altria Group
280	4.800%, 02/14/29	332
	Clorox
250	1.800%, 05/15/30	257
	General Mills
330	4.000%, 04/17/25	374
	Hershey
125	2.625%, 05/01/23	132
	Walgreens Boots Alliance
100	3.300%, 11/18/21	103

		1,198

Energy — 3.8%
	BP Capital Markets PLC
300	3.814%, 02/10/24	330
	Kinder Morgan Energy Partners LP
150	4.300%, 05/01/24	165
	Schlumberger Investment SA
400	3.650%, 12/01/23	431
	Shell International Finance BV
260	3.875%, 11/13/28	303

		1,229

Financials — 13.2%
	Aflac
350	3.625%, 11/15/24	391
	Bank of America MTN
450	4.000%, 04/01/24	499

Face Amount (000)		Value (000)
Financials — (continued)
$ 235	3.194%, VAR ICE LIBOR USD 3 Month+1.180% 07/23/30	$259
	Bank of Montreal MTN
275	3.300%, 02/05/24	298
	Capital One Financial
175	3.750%, 03/09/27	194
	Citigroup
100	3.875%, 10/25/23	110
	Discover Bank
200	4.200%, 08/08/23	219
	JPMorgan Chase
375	3.540%, VAR ICE LIBOR USD 3 Month+1.380% 05/01/28	422
275	2.700%, 05/18/23	290
	MetLife
250	3.048%, 12/15/22	264
	Morgan Stanley MTN
400	3.875%, 01/27/26	456
	PNC Financial Services Group
250	3.500%, 01/23/24	272
	US Bancorp MTN
300	3.000%, 03/15/22	311
	Wells Fargo MTN
250	4.150%, 01/24/29	294

		4,279

Health Care — 3.5%
	AbbVie
350	2.900%, 11/06/22	367
	Celgene
250	3.875%, 08/15/25	277
	CVS Health
250	2.875%, 06/01/26	271
	Gilead Sciences
200	4.500%, 04/01/21	202

		1,117

Industrials — 0.9%
	FedEx
125	2.625%, 08/01/22	129
	Norfolk Southern
150	2.900%, 06/15/26	166

		295

Information Technology — 7.9%
	Apple
450	4.650%, 02/23/46	628
	Applied Materials
200	3.300%, 04/01/27	227
	International Business Machines
360	3.500%, 05/15/29	415
	KLA
200	4.650%, 11/01/24	228
	Microsoft
250	3.625%, 12/15/23	274
	Oracle
350	2.500%, 04/01/25	375
	QUALCOMM
365	3.250%, 05/20/27	410

		2,557

Face Amount (000)		Value (000)
Materials — 2.8%
	DuPont de Nemours
$ 325	5.419%, 11/15/48	$435
	Ecolab
340	1.300%, 01/30/31	333
	Sherwin-Williams
140	3.125%, 06/01/24	151

		919

Transportation — 1.4%
	Burlington Northern Santa Fe LLC
345	4.450%, 03/15/43	441

Utilities — 5.7%
	Berkshire Hathaway Energy
325	6.125%, 04/01/36	464
	DTE Electric
260	2.625%, 03/01/31	285
	Duke Energy Florida LLC
325	3.100%, 08/15/21	331
	Sempra Energy
200	3.250%, 06/15/27	220
	Sierra Pacific Power
200	2.600%, 05/01/26	218
	Xcel Energy
300	3.300%, 06/01/25	331

		1,849

TOTAL CORPORATE OBLIGATIONS (Cost $15,879)		17,561

	U.S. TREASURY OBLIGATIONS — 18.9%
	U.S. Treasury Bonds
600	6.000%, 02/15/26	782
250	5.375%, 02/15/31	368
250	4.750%, 02/15/37	394
300	4.500%, 08/15/39	475
875	4.375%, 05/15/41	1,387
500	3.125%, 05/15/48	697
100	3.000%, 08/15/48	137
400	2.250%, 08/15/46	473
	U.S. Treasury Notes
170	3.125%, 11/15/28	205
380	2.125%, ,05/15/25	413
400	2.000%, 11/15/26	439
300	1.625%, 08/15/29	327

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,044)		6,097

U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.1%
	FFCB
350	3.220%, 12/10/25	399
450	3.100%, 12/06/24	502
200	1.530%, 03/02/27	211
200	1.430%, 02/14/24	208
550	1.040%, 05/27/27	551
	FHLB
475	4.750%, 03/10/23	528
Face Amount (000)/Shares		Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — (continued)
$ 500	3.125%, 06/13/25	$564
500	3.000%, 03/10/28	582
550	2.500%, 03/11/22	569
500	2.125%, 09/14/29	553
	FHLMC MTN
350	1.125%, 10/14/25	350
500	0.500%, 06/03/24	500

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,193)		5,517

	U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 5.8%
	FHLMC, Ser 2015-4425, Cl BY
597	2.000%, 01/15/45	598
	FHLMC, Ser G12710
14	5.500%, 07/01/22	15
	FNMA, Ser 2003-58, Cl D
26	3.500%, 07/25/33	28
	FNMA, Ser 2012-84, Cl JB
182	3.000%, 05/25/42	189
	FNMA, Ser 2013-92, Cl MT
24	4.000%, 07/25/41	25
	FNMA, Ser 889958
10	5.000%, 10/01/23	10
	GNMA, Ser 2011-112, Cl JP
7	2.000%, 02/20/40	7
	GNMA, Ser 2012-91, Cl QL
765	2.000%, 09/20/41	785
	GNMA, Ser 2013-4, Cl CN
220	2.000%, 10/16/42	223

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (Cost $1,639)		1,880

	MUNICIPAL BONDS — 1.3%
	California State, GO
260	6.509%, 04/01/39	274
	Tyler, Independent School District, GO, PSF-GTD Insured
150	1.584%, 02/15/31	153

TOTAL MUNICIPAL BONDS (Cost $417)		427

	CASH EQUIVALENT — 2.0%
643,958	BlackRock FedFund, Institutional Shares, 0.000% (A) (Cost $644)	644

TOTAL INVESTMENTS (Cost $28,816) — 99.4%		$32,126

Percentages are based on Net Assets of $32,313 (000).

(A)	The rate reported is the 7-day effective yield as of September 30, 2020.

Cl—Class

FFCB—Federal Farm Credit Bank

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

GO—General Obligation

ICE—Intercontinental Exchange

LIBOR—London Interbank Offered Rate

LLC—Limited Liability Corporation

LP — Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

Ser—Series

USD—United States Dollar

VAR—Variable Rate

Cost figures are shown in thousands.

The following is a summary of the inputs used as of September 30, 2020, in valuing the Fund’s investments carried at value (000):

High Grade Income Fund
Investments in Securities	Level 1	Level 2	Level 3	Total

Corporate Obligations	$—	$17,561	$—	$17,561
U.S. Treasury Obligations	—	6,097	—	6,097
U.S. Government Agency Obligations	—	5,517	—	5,517
U.S. Government Agency Mortgage-Backed Obligations	—	1,880	—	1,880
Municipal Bonds	—	427	—	427
Cash Equivalent	644	—	—	644

Total Investments in Securities	$644	$31,482	$—	$32,126

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

BSF-QH-001-3500

Face Amount (000)		Value (000)
MUNICIPAL BONDS — 98.3%

California — 2.0%
	California State, Educational Facilities Authority, Ser U-6, RB
$ 670	5.000%, 05/01/45	$1,048
	Orange County, Water District, Ser A, RB
1,000	5.000%, 08/15/23, Pre-Refunded @ 100(A)	1,139
	University of California, Ser AF, RB
215	5.000%, 05/15/23, Pre-Refunded @ 100(A)	242

		2,429

Florida — 0.1%
	Miami-Dade County, School Board, Ser D, COP
150	5.000%, 02/01/27	183

Hawaii — 92.8%
	Hawaii County, Ser A, GO
250	5.000%, 09/01/22(B)	273
150	5.000%, 09/01/24	177
600	5.000%, 09/01/26	744
100	5.000%, 09/01/27	124
125	5.000%, 09/01/28	158
500	5.000%, 09/01/30	612
400	5.000%, 09/01/33	493
300	5.000%, 09/01/36	366
1,500	4.000%, 09/01/35	1,684
	Hawaii County, Ser B, GO
200	5.000%, 09/01/22	219
	Hawaii County, Ser C, GO
100	5.000%, 09/01/27	124
	Hawaii County, Ser D, GO
450	5.000%, 09/01/25	551
300	5.000%, 09/01/27	371
	Hawaii State, Airports System Authority, Ser A, RB
250	5.250%, 07/01/23	252
420	5.000%, 07/01/39	423
2,000	5.000%, 07/01/45	2,272
	Hawaii State, Airports System Authority, COP, AMT
500	5.250%, 08/01/25	556
	Hawaii State, Airports System Authority, RB, AMT
1,500	5.000%, 07/01/24	1,549
1,000	4.125%, 07/01/24	1,025
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser A, RB
760	6.000%, 07/01/33	846
100	4.000%, 01/01/24	106
	Hawaii State, Department of Budget & Finance, RB
100	5.500%, 07/01/43	110
475	5.125%, 07/01/31	523
300	5.000%, 07/01/21	310

Face Amount (000)		Value (000)
Hawaii — (continued)
$ 300	5.000%, 07/01/26	$333
200	5.000%, 07/01/29	220
140	4.000%, 01/01/26	152
250	4.000%, 01/01/31	273
350	3.250%, 01/01/25	371
2,535	3.200%, 07/01/39	2,583
	Hawaii State, Department of Budget & Finance, Ser A, RB
205	5.000%, 07/01/22	221
575	5.000%, 07/01/26	638
350	5.000%, 07/01/27	414
755	5.000%, 07/01/30	878
3,135	5.000%, 07/01/35	3,587
1,130	4.000%, 07/01/40	1,219
	Hawaii State, Department of Budget & Finance, Ser B, RB
775	5.000%, 07/01/28	856
	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, COP, AGM Insured
500	5.000%, 11/01/26	628
	Hawaii State, Department of Hawaiian Home Lands, RB
350	5.000%, 04/01/21	358
100	5.000%, 04/01/24	116
285	5.000%, 04/01/25	343
500	5.000%, 04/01/27	637
	Hawaii State, Department of Hawaiian Home Lands, Ser A, RB
350	4.000%, 11/01/22	377
	Hawaii State, Department of Transportation, Airports Division Lease Revenue, COP, AMT
2,525	5.000%, 08/01/21	2,608
1,000	5.000%, 08/01/27	1,099
1,000	5.000%, 08/01/28	1,097
	Hawaii State, Harbor System Revenue, Ser A, RB
2,000	5.625%, 07/01/40	2,007
220	5.000%, 07/01/25	221
1,125	4.250%, 07/01/21	1,129
	Hawaii State, Highway Revenue, Ser A, RB
700	5.000%, 01/01/23	775
215	5.000%, 01/01/25	253
950	5.000%, 01/01/30	1,180
1,000	5.000%, 01/01/33	1,152
1,200	4.000%, 01/01/26	1,253
500	4.000%, 01/01/32	576
250	4.000%, 01/01/36	284
	Hawaii State, Highway Revenue, Ser B, RB
165	5.000%, 01/01/24	190
	Hawaii State, Housing Finance & Development, Kuhio Park Terrace Multi-Family Housing, Ser A, RB, FHLMC Insured
200	3.900%, 04/01/22	203
115	3.750%, 04/01/21	117

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Housing Finance & Development, Ser A, RB, GNMA Insured
$ 1,000	1.900%, 01/01/21	$1,001
	Hawaii State, Housing Finance & Development, Single-Family Housing, Ser B, RB, GNMA/FNMA/FHLMC Insured
230	3.450%, 01/01/22	234
	Hawaii State, Housing Finance & Development, Wilikina Apartments Project, Ser A, RB
1,000	5.000%, 05/01/34	1,025
	Hawaii State, Ser DZ, GO
300	5.000%, 12/01/21, Pre-Refunded @ 100(A)	318
225	4.000%, 12/01/30	233
200	4.000%, 12/01/31	207
	Hawaii State, Ser EA, GO
1,700	5.000%, 12/01/22	1,795
	Hawaii State, Ser EE-2017, GO
400	5.000%, 11/01/22, Pre-Refunded @ 100(A)	441
	Hawaii State, Ser EF, GO
300	5.000%, 11/01/23	330
500	5.000%, 11/01/24	549
	Hawaii State, Ser EH, GO
45	5.000%, 08/01/23, Pre-Refunded @ 100(A)	51
125	5.000%, 08/01/24	142
300	5.000%, 08/01/29	338
295	5.000%, 08/01/30	332
95	5.000%, 08/01/32	106
	Hawaii State, Ser EH-2017, GO
85	5.000%, 08/01/23(B)	96
	Hawaii State, Ser EO, GO
1,535	5.000%, 08/01/29	1,792
1,000	5.000%, 08/01/30	1,166
1,000	5.000%, 08/01/33	1,154
	Hawaii State, Ser EP, GO
500	5.000%, 08/01/25	588
	Hawaii State, Ser ET, GO
2,000	4.000%, 10/01/26	2,331
	Hawaii State, Ser FB, GO
450	3.000%, 04/01/35	479
	Hawaii State, Ser FG, GO
500	5.000%, 10/01/30	622
200	5.000%, 10/01/31	248
	Hawaii State, Ser FH, GO
400	5.000%, 10/01/28	501
	Hawaii State, Ser FK, GO
1,915	5.000%, 05/01/29	2,427
	Hawaii State, Ser FN-REF, GO
625	5.000%, 10/01/30	794
	Hawaii State, Ser FT, GO
280	5.000%, 01/01/29	361

Face Amount (000)		Value (000)
Hawaii — (continued)
$ 750	5.000%, 01/01/31	$956
	Hawaii State, Ser FW, GO
2,465	5.000%, 01/01/37	3,139
1,000	5.000%, 01/01/39	1,266
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
500	5.000%, 07/01/22, Pre-Refunded @ 100(A)	542
915	5.000%, 07/01/23	1,000
500	5.000%, 07/01/24	585
1,250	5.000%, 07/01/25	1,469
500	5.000%, 07/01/26	624
200	5.000%, 07/01/27	232
50	4.500%, 07/01/22, Pre-Refunded @ 100(A)	54
750	3.000%, 07/01/45	791
	Honolulu Hawaii City & County, GO
580	5.000%, 03/01/30	794
215	4.000%, 09/01/25	253
250	4.000%, 09/01/27	307
250	4.000%, 09/01/33	298
	Honolulu Hawaii City & County, Ser A, GO
305	5.250%, 08/01/21, Pre-Refunded @ 100(A)	318
1,000	5.000%, 10/01/23	1,144
1,000	5.000%, 10/01/27	1,220
350	5.000%, 10/01/29	424
800	5.000%, 10/01/31	964
475	5.000%, 09/01/32	598
1,500	5.000%, 10/01/37	1,782
1,175	5.000%, 09/01/38	1,484
325	4.000%, 08/01/21, Pre-Refunded @ 100(A)	335
	Honolulu Hawaii City & County, Ser B, GO
300	5.000%, 08/01/21, Pre-Refunded @ 100(A)	312
280	5.000%, 11/01/22	308
200	5.000%, 11/01/24	220
1,000	5.000%, 11/01/25	1,096
500	5.000%, 10/01/26	612
500	5.000%, 10/01/28	607
	Honolulu Hawaii City & County, Ser C, GO
125	5.000%, 10/01/21	131
375	5.000%, 08/01/32	495
1,000	5.000%, 08/01/34	1,309
1,400	5.000%, 08/01/44	1,772
1,200	4.000%, 08/01/23	1,329
1,400	4.000%, 10/01/32	1,617
145	3.000%, 10/01/28	160
	Honolulu Hawaii City & County, Ser D, GO
750	5.000%, 07/01/23	849
	Honolulu Hawaii City & County, Wastewater System Revenue, RB
1,000	5.000%, 07/01/31	1,196
100	5.000%, 07/01/32	133
500	5.000%, 07/01/39	645

Face Amount (000)		Value (000)
Hawaii — (continued)
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser A, RB
$ 650	5.000%, 07/01/22	$705
100	5.000%, 07/01/22, Pre-Refunded @ 100(A)	108
300	5.000%, 07/01/24	352
575	5.000%, 07/01/49	723
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser B, RB
1,000	5.000%, 07/01/23	1,131
325	4.000%, 07/01/33	374
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser S, RB
625	5.000%, 07/01/24	735
	Kauai County, GO
150	5.000%, 08/01/26	188
250	5.000%, 08/01/37	307
	Kauai County, Ser A, GO
250	5.000%, 08/01/21	260
500	5.000%, 08/01/23	543
315	4.000%, 08/01/24	336
250	3.250%, 08/01/23	256
	Kauai County, Ser A, GO, NATL FGIC Insured
415	5.000%, 08/01/21	417
	Maui County, GO
500	5.000%, 06/01/21	516
460	5.000%, 03/01/24	535
430	5.000%, 03/01/27	550
450	5.000%, 03/01/29	600
	Maui County, RB
2,000	3.250%, 09/01/36	2,208
	University of Hawaii, Ser B, RB
1,500	5.000%, 10/01/34	1,758
1,000	4.000%, 10/01/23	1,107
	University of Hawaii, Ser E, RB
1,485	5.000%, 10/01/25	1,808
1,350	5.000%, 10/01/32	1,636
	University of Hawaii, Ser F, RB
2,425	5.000%, 10/01/35	2,991

		115,391

Indiana — 0.0%
	Indiana State, Housing & Community Development Authority, Ser C, RB, GNMA/FNMA/FHLMC Insured
65	4.100%, 06/01/27	66

Kentucky — 0.2%
	Kentucky State, Public Energy Authority, Ser B, RB
200	4.000%, 07/01/22	212

Face Amount (000)/Shares		Value (000)
New York — 0.9%
	New York City, Trust for Cultural Resources, Ser S, RB
$ 1,000	5.000%, 07/01/41	$1,160

Oklahoma — 0.9%
	Comanche County, Educational Facilities Authority, Ser A, RB
500	5.000%, 12/01/30	615
	Oklahoma State, Development Finance Authority, RB
475	5.000%, 06/01/44	530

		1,145

Texas — 1.0%
	Tomball City, Independent School District, GO, PSF-GTD Insured
1,000	5.000%, 02/15/28	1,194

Utah — 0.4%
	Utah State, Charter School Finance Authority, Ser A, RB, UT CSCE Insured
450	4.000%, 10/15/40	481

TOTAL MUNICIPAL BONDS (Cost $117,751)		122,261

	CASH EQUIVALENT — 0.7%
856,147	BlackRock FedFund, Institutional Shares, 0.000% (C) (Cost $856)	856

TOTAL INVESTMENTS (Cost $118,607) — 99.0%		$123,117

Percentages are based on Net Assets of $124,302 (000).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(B)	Security is escrowed to maturity.
(C)	The rate reported is the 7-day effective yield as of September 30, 2020.

AGM—Assured Guaranty Municipal

AMT—Alternative Minimum Tax

COP—Certificate of Participation

FGIC—Financial Guarantee Insurance Corporation

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

GO—General Obligation

NATL—National Public Finance Guarantee Corporation

PSF-GTD—Guaranteed by Permanent School Fund

RB—Revenue Bond

Ser—Series

UT CSCE—Utah Charter School Enhancement Program

Cost figures are shown in thousands.

The following is a list of the inputs used as of September 30, 2020, in valuing the Fund’s investments carried at value (000):

Hawaii Municipal Bond Fund
Investments in Securities	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$122,261	$—	$122,261
Cash Equivalent	856	—	—	856

Total Investments in Securities	$856	$122,261	$—	$123,117

For the period ended September 30, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-3500